Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024
Significant Accounting Policies [Line Items]
Restricted cash	$ 131,000	$ 140,000	$ 140,000
Useful life				8 years
Royalties revenues derived percentage	3.00%	(5.00%)
Research and development expenses	$ 205
Government grants	$ 358,000	$ 225,000
Shares issued (in Shares)	15,000
Evaluated fair value of license			$ 209,000
Discount rate			31.00%
Monthly deposits percentage	8.33%
Severance expense	$ 163,000	$ 182,000	$ 288,000
Tax benefit percentage	50.00%